UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sky Investment Counsel Inc.
Address: 1 Adelaide St E, Suite 2310
         Toronto, ON  Canada  M5C 2V9

13F File Number:  028-12562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Blake
Title:     Partner
Phone:     416-623-7504

Signature, Place, and Date of Signing:

       /S/  Paul Blake     Toronto, ON  Canada     August 16, 2010

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ x ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-12243		Phillips Hager & North Investment Management Ltd

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $167,181 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

NONE

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
                                                     FORM 13F INFORMATION TABLE
		TITLE OF		VALUE 	SHARES/		SH/ PUT/ INVESTMENT    VOTING AUTHORITY
NAME 		CLASS	CUSIP 	        x$1000  PRN AMT		PRN CALL	DISC     SOLE	SHARED 	NONE

BANCO SANT	ADR	05967A107	11,776	1,140,066	SH/		SOLE	1,140,066 0	0
CHUNGHWA TEL	ADR	17133Q106	8,405	426,911		SH/		SOLE	426,911   0	0
PETROLEO BRAS 	ADR	71654V4086	9,209	268,351		SH/		SOLE	268,351	  0	0
CIA Saneamento 	ADR	20041A102	96,737	2,340,052	SH/		SOLE	2,340,052 0	0
Royal Dutch Sh	ADR	780259206	570	11,345		SH/		SOLE	11,345	  0	0
Unilever ADR	ADR	904767704	1,945	72,714		SH/		SOLE	72,714	  0	0
KT Corp ADR	ADR	48268K101	9,043	471,755		SH/		SOLE	471,755	  0	0
CNOCC LTD ADR	ADR	1261321095	8,861	52,073		SH/		SOLE	52,073	  0	0
ALUMINA LTD	ADR	022205108	267	53,200		SH/		SOLE	53,200	  0	0
LIHIR GOLD	ADR	532349107	20,368	565,950		SH/		SOLE	565,950   0	0